(Loss) Earnings Per Share (Details) - Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss) Earnings Per Share (Details) - Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share (Parentheticals) [Line Items]
Weighted average number of shares outstanding – diluted		24,820,313	23,638,751	16,800,000
(Loss) earnings per share – diluted		$ (0.98)	$ (0.36)	$ 0.72
Restated [Member]
(Loss) Earnings Per Share (Details) - Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share (Parentheticals) [Line Items]
Weighted average number of shares outstanding – diluted		24,820,313
(Loss) earnings per share – diluted	$ (0.34)	$ (0.98)